Subordinated liabilities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Subordinated liabilities	Subordinated liabilities

Subordinated liabilities
	2024	2023
	£m	£m
At amortised cost	16,908	14,920
– subordinated liabilities	16,208	14,220
– preferred securities	700	700
Designated at fair value (Note 23)	806	794
– subordinated liabilities	806	794
At 31 Dec	17,714	15,714
Subordinated liabilities rank behind senior obligations and generally count towards the capital base of HSBC. Capital securities may be called and redeemed by HSBC subject to prior notification to the PRA and, where relevant, the consent of the local banking regulator. If not redeemed at the first call date, coupons payable may reset or become floating rate based on relevant market rates. On subordinated liabilities other than floating rate notes, interest is payable at fixed rates of up to 7.650%.
The balance sheet amounts disclosed below are presented on an IFRS basis and do not reflect the amount that the instruments contribute to regulatory capital due to the inclusion of issuance costs, regulatory amortisation and regulatory eligibility limits.

Subordinated liabilities of the group
		Carrying amount
		2024	2023
		£m	£m
Additional tier 1 instruments guaranteed by the bank
£700m	HSBC Bank plc 5.844% Non-cumulative Step-up Perpetual Preferred Securities due 2048[1,5,6]	583	605
Tier 2 instruments
€1,500m	HSBC Bank plc Floating Rate Subordinated Loan due 2032	1,239	1,299
$300m	HSBC Bank plc 7.65% Subordinated Notes due 2025[2]	142	136
$750m	HSBC Bank plc 4.19% Subordinated Loan due 2027	589	571
£200m	HSBC Bank plc Floating Rate Subordinated Loan due 2028	200	200
€300m	HSBC Bank plc Floating Rate Subordinated Loan due 2028[7]	—	261
€260m	HSBC Continental Europe Floating Rate Subordinated Loan due 2029[7]	—	226
£350m	HSBC Bank plc 5.375% Callable Subordinated Step-up Notes due 2030[3,4,6]	61	61
$2,000m	HSBC Bank plc 1.625% Subordinated Loan due 2031	1,532	1,462
€2,000m	HSBC Bank plc 0.375% Subordinated Loan due 2031	1,605	1,627
€2,000m	HSBC Bank plc 0.375% Subordinated Loan due 2031	1,605	1,627
€1,250m	HSBC Bank plc 0.25% Subordinated Loan due 2031	1,003	1,017
£500m	HSBC Bank plc 5.375% Subordinated Notes due 2033[3]	156	162
£225m	HSBC Bank plc 6.25% Subordinated Notes due 2041[3]	46	50
£600m	HSBC Bank plc 4.75% Subordinated Notes due 2046[3]	165	191
$1,250m	HSBC Bank plc floating Subordinated Loan due 2028	995	978
$1,100m	HSBC Bank plc floating Subordinated Loan due 2033	875	860
€400m	HSBC Bank plc floating Subordinated Loan due 2028	335	353
€400m	HSBC Bank plc floating Subordinated Loan due 2029	335	353
€500m	HSBC Bank plc floating Subordinated Loan due 2028	413	433
€500m	HSBC Bank plc floating Subordinated Loan due 2029	413	433
€500m	HSBC Bank plc floating Subordinated Loan due 2029	413	433
€85m	HSBC Bank plc 5.15% Subordinated Notes due 2043	70	74
€800m	HSBC Bank plc 6.79% Subordinated Loan due 2030	660	693
€65m	HSBC Bank plc 5.24% Subordinated Notes due 2043	54	56
$800m	HSBC Bank plc floating Subordinated Loan due 2029	647	651
€200m	HSBC Bank plc floating Subordinated Loan due 2034	165	173
€800m	HSBC Bank plc floating Subordinated Loan due 2030	660	693
€300m	HSBC Bank plc floating Subordinated Loan due 2035	247	—
€400m	HSBC Bank plc floating Subordinated Loan due 2035	330	—
€500m	HSBC Bank plc floating Subordinated Loan due 2031	412	—
€800m	HSBC Bank plc floating Subordinated Loan due 2031	660	—
€500m	HSBC Bank plc floating Subordinated Loan due 2036	412	—
€400m	HSBC Bank plc floating Subordinated Loan due 2033	330	—
€400m	HSBC Bank plc floating Subordinated Loan due 2032	330	—
Other Tier 2 instruments each less than £100m		32	36
At 31 Dec		17,714	15,714

1    The value of the security partially decreased as a result of a fair value hedge gain. The instrument was held at amortised cost in 2021. Also, the interest rate payable after November 2031 is the sum of the compounded daily Sonia rate plus 2.0366%.
2    The bank tendered for this security in November 2022. The principal balance is $180m. The original notional value of the security is $300m.
3    The bank tendered for these securities in November 2022. The principal balance is £135m, £61m, £157m, £70m and £237m respectively. The original notional values of these securities are £300m, £350m, £500m, £225m and £600m respectively.
4    The interest rate payable after November 2025 is the sum of the compounded daily Sonia rate plus 1.6193%.
5    See paragraph below, ‘Guaranteed by HSBC Bank plc’.
6    These securities are ineligible for inclusion in the capital base of the group.
7    Redeemed in 2024.
Guaranteed by HSBC Bank plc
A capital security guaranteed by the bank was issued by a Jersey limited partnership. The proceeds of this was lent to the bank by the limited partnership in the form of a subordinated note. It qualified as additional tier 1 capital for the group (on a solo and consolidated basis) under CRR II until 31 December 2021 by virtue of the application of grandfathering provisions. Since 31 December 2021, this security has no longer qualified as regulatory capital for the group.
As at 31 December 2024, the preferred securities guaranteed by HSBC Bank plc are intended to provide investors with rights to income and capital distributions, as well as distributions upon liquidation of the issuer that are equivalent to the rights that they would have had if they had purchased non-cumulative perpetual preference shares of the issuer. There are limitations on the payment of distributions if such payments are prohibited under UK banking regulations or other requirements, if a payment would cause a breach of the bank's capital adequacy requirements, or if the bank has insufficient distributable reserves (as defined).
The bank has individually covenanted that, if prevented under certain circumstances from paying distributions on the preferred security in full, it will not pay dividends or other distributions in respect of its ordinary shares, or repurchase or redeem its ordinary shares, until the distribution on the preferred security has been paid in full.
If the preferred security guaranteed by the bank is outstanding in November 2048, or if the total capital ratio of the group (on a solo or consolidated basis) falls below the regulatory minimum required, or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of the bank, the holders’ interests in the preferred security guaranteed by the bank will be exchanged for interests in preference shares issued by the bank that have economic terms which are in all material respects equivalent to the preferred security and its guarantee.
Tier 2 securities
Tier 2 capital securities are either perpetual or dated subordinated securities on which there is an obligation to pay coupons. These capital securities are included within the group’s regulatory capital base as tier 2 capital under CRR II, either as fully eligible capital or by virtue of the application of grandfathering provisions. In accordance with CRR II, the capital contribution of all tier 2 securities is amortised for regulatory purposes in their final five years before maturity.